Stockholders' Deficit - Preferred Stock (Details) - Southport Acquisition Corp - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (In dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0